ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

June 11, 2021

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
ETFMG Prime 2X Daily Junior Silver Miners ETF (S000072014)
ETFMG Prim 2X Daily Inverse Junior Silver Miners ETF (S000072015)
ETFMG 2X Daily Travel Tech ETF (S000072016)
ETFMG 2X Daily Video Game Tech ETF (S000072017)
ETFMG 2X Daily Alternative Harvest ETF (S000072019)
(collectively, the “Funds”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Funds, hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 138 dated June 4, 2021 to the Trust’s Registration Statement on Form N-1A, filed on June 4, 2021.
If you have any questions or require further information, please contact Kent Barnes at 414-550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the ETF Managers Trust